EMPLOYEE FUTURE BENEFITS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Pension Plans, Defined Benefit [Member]
Service cost for the period	0.2	1.0	1.1
Interest cost	3.7	13.5	14.0
Expected return on assets	(3.6)	(12.4)	(13.3)
Recognition (reversal) of downsizing program	0	0	0
Actuarial (gains) losses	0	(0.3)	0
Prior service costs	0	0	0
Pension benefit plans, Defined benefit plan, net periodic benefit cost	0.3	1.8	1.8
Defined Contribution Plan [Member]
Service cost for the period	0.7	2.4	2.5
Multi-employer industry-wide pension plan service cost for the period	2.0	8.5	8.5
Net periodic benefit cost for pension benefit plans	3.0	12.7	12.8
Other Benefit Plans [Member]
Service cost for the period	0.4	1.8	2.0
Interest cost	1.5	6.7	5.9
Actuarial (gains) losses	0	0	0
Prior service costs	0	0	0
Net periodic benefit cost for other benefit plans	1.9	8.5	7.9
Predecessor [Member] | Pension Plans, Defined Benefit [Member]
Service cost for the period				1.0
Interest cost				12.3
Expected return on assets				(11.2)
Recognition (reversal) of downsizing program				(0.2)
Actuarial (gains) losses				6.4
Prior service costs				0.3
Pension benefit plans, Defined benefit plan, net periodic benefit cost				8.6
Predecessor [Member] | Defined Contribution Plan [Member]
Service cost for the period				2.4
Multi-employer industry-wide pension plan service cost for the period				7.5
Net periodic benefit cost for pension benefit plans				18.5
Predecessor [Member] | Other Benefit Plans [Member]
Service cost for the period				1.0
Interest cost				5.3
Actuarial (gains) losses				0.1
Prior service costs				(2.8)
Net periodic benefit cost for other benefit plans				3.6